EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2018
Statement [Line Items]
EXPLORATION AND EVALUATION ASSETS [Text Block]
4.	EXPLORATION AND EVALUATION ASSETS

The Company owns a 100% interest in the MacArthur and Yerington properties, and has an option to earn a 100% interest in the Bear and Wassuk properties, which are located in Yerington District, Nevada.

On September 17, 2018, the Company announced a purchase and sale agreement to sell certain primary ground water rights associated with its Yerington property to Desert Pearl Farms LLC (“ Desert Pearl ”),a local company involved in agriculture in the Yerington district, Nevada, for $6.26 million. Desert Pearl deposited an initial $625,920 into escrow, half of which was released in October 2018 and the 2 nd half was released in January 2019 for the Company’s corporate use.

The Company closed the sale of water rights on March 3, 2019, for a final value of $6.02 million after adjusting for a small correction to one of the original permits. The balance owing of $5.37 million was paid on that date (Note 16(b)).

On September 11, 2017, Freeport-McMoRan Nevada LLC (“ Freeport Nevada ”) terminated the Membership Interest Option Agreement (the “ Option Agreement ”) that was entered on June 13, 2014, as amended. During the Option Agreement period, the Company received a total of $14.54 million funding used in exploration drilling, geological mapping, geophysics, land maintenance, environmental compliance, and general administration of the Yerington District properties. With Freeport Nevada’s exit, the Company regained its 100% ownership and control over its Yerington properties.

Since the termination of the Freeport Nevada Option Agreement, all personnel costs are expensed resulting an $837,526 total personnel cost during the year ended December 31, 2018.

In April 2017, the Company entered into a lease agreement with Chuchuna Minerals Company (“ Chuchuna ”) to earn a 90% interest in Groundhog property located in Alaska.

Total mineral property maintenance and exploration costs are listed in the table below:

(In thousands of U.S. Dollars)	MacArthur	Yerington	Bear	Wassuk	Groundhog	Other	Total
Balance, December 31, 2015	$18,332	$9,084	$(226)	$660	$-	$2,450	$30,300
Additions:
Property maintenance	150	63	1,388	152	-	-	1,753
Geological & mapping	-	376	732	-	-	-	1,108
Geophysical & survey	79	154	46	-	-	-	279
Assay & labs	4	1	80	-	-	-	85
Drilling	-	-	1,150	-	-	-	1,150
Other	47	78	322	-	-	-	447
	280	672	3,718	152	-	-	4,822
Impairment	-	-	-	-	-	(1,480)	(1,480)
Option payments/Recovery	(1,075)	(356)	(3,492)	(152)	-	(970)	(6,045)
Balance, December 31, 2016	17,537	9,400	-	660	-	-	27,597
Additions:
Property maintenance	151	160	895	252	126	-	1,584
Geological & mapping	47	639	-	6	412	-	1,104
Geophysical & survey	34	240	95	1	525	-	895
Assay & labs	42	104	-	85	-	-	231
Drilling	300	1,393	4	-	200	-	1,897
Other	-	131	1	-	248	-	380
	574	2,667	995	344	1,511	-	6,091
Option payments	(223)	(1,495)	(675)	-	-	-	(2,393)
Balance, December 31, 2017	17,888	10,572	320	1,004	1,511	-	31,295
Property maintenance	150	52	692	101	40	-	1,035
Geological & mapping	66	45	-		10	-	121
Geophysical & survey	113	13	-		12	-	138
Environmental		196	-		6	-	202
Other	1	13	-		41	-	55
Technical consultant		-	-		-	-	-
	330	319	692	101	109	-	1,551
Recovery	-	(313)	-	-	-	-	(313)
Balance, December 31, 2018	$18,218	$10,578	$1,012	$1,105	$1,620	$-	$32,533

a)	MacArthur, Nevada

The Company earned its 100% interest in the MacArthur property by paying $2.2 million over 10 years. The property is subject to a 2% net smelter return royalty (“ NSR ”), which may be reduced to a 1% NSR royalty for a consideration of $1.0 million.

b)	Yerington, Nevada

The Company acquired a 100% interest in the Yerington property from the Arimetco bankruptcy proceeding in April 2011 for $500,000 cash and 250,000 common shares.

The acquisition followed years of due-diligence studies and negotiations with state and federal agencies and the receipt of Bona Fide Prospective Purchase letters from the U.S. Environmental Protection Agency (“ EPA ”), the Nevada Division of Environmental Protection and the Bureau of Land Management to protect SPS from liability emanating from activities of the former mine owners and operations.

The property has a 2% NSR royalty capped at $7.5 million payable following commencement of commercial production.

c)	Bear, Nevada

During 2013 the Company entered into four option agreements to acquire a 100% interest in private land in Yerington, Nevada, known as Bear deposit. In May 2015, the Company entered into the 5 th option agreement for additional private land covering a portion of the Bear Deposit.

Under the terms of these option agreements, as amended, the Company is required to make approximately $5.0 million in cash payments ($4.405 million paid) in order to maintain the exclusive right to purchase the land, mineral rights and certain water rights and to conduct mineral exploration on these properties. Aggregate payments due in order to maintain the five option agreements by year are as follows:

$1,458,774 paid prior to December 31, 2015 (paid);
$1,363,258 due in 2016 (paid);
$895,258 due in 2017 (paid);
$688,000 due in 2018 (paid);
$238,000 due in 2019;
$188,000 due in 2020;
$63,000 each due in 2021 and 2022, respectively; and
$51,000 due in 2023

d)	Wassuk, Nevada

The Company has an option, as amended, to earn a 100% interest in certain unpatented mining claims in Lyon County, Nevada, over ten years and is required to make $1.515 million in cash payments ($900,000 paid) and incur a work commitment of $300,000 ($92,112 incurred) by August 1, 2021. The remaining option balance is due on each anniversary August 1, 2019 to 2021 in the amounts of $55,000, $60,000 and $500,000, respectively.

The property is subject to a 3% NSR royalty upon commencing commercial production, which can be reduced to a 2% NSR royalty in consideration for $1.5 million.

e)	Groundhog, Alaska

On April 25, 2017, the Company announced it signed a lease agreement with Chuchuna Minerals Company (“ Chuchuna ”) giving it an option to acquire a 90% interest in the Groundhog copper prospect, located 200 miles southwest of Anchorage, Alaska. To earn the 90% interest, the Company is required to fund a total of $5.0 million of exploration expenditure over five years and to make a lump sum payment to Chuchuna of $3.0 million by the end of the fifth year.

The Company is required to spend a minimum of $1.0 million in the first year and a minimum of $0.5 million in each of the following four years. The Company spent $1.5 million in 2017 of which $0.5 million is carried forward to 2018 to meet the required minimum expenditures in 2018.

The Company has no obligation to exercise its option and can terminate the agreement at its discretion annually.